Note 5 - Term Loans and Convertible Promissory Notes - Convertible Promissory Notes (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible note payable	$ 6.0	$ 4.5
Convertible Note Payable, One [Member]
Convertible note payable	1.5	1.5
Convertible Note Payable Two [Member]
Convertible note payable	1.5	1.5
Convertible Note Payable, Three [Member]
Convertible note payable	1.5	1.5
Convertible Note Payable, Four [Member]
Convertible note payable	$ 1.5